Intangible Assets Other Than Goodwill - Summary of Intangible Assets (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Intangible Assets [Line Items]
Intangible assets	$ 293,348,456	$ 195,009,500	$ 191,441,263
Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	476,503,121	356,981,391
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(183,154,665)	(161,971,891)
Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	293,348,456	195,009,500
Development Costs
Disclosure Of Intangible Assets [Line Items]
Intangible assets	9,654,374
Development Costs | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	10,558,392
Development Costs | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(904,018)
Development Costs | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	9,654,374
Easements and water rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	12,804,974	8,325,205	8,186,463
Easements and water rights [Member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	18,572,355	13,474,625
Easements and water rights [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(5,767,381)	(5,149,420)
Easements and water rights [Member] | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	12,804,974	8,325,205
Concessions [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	60,113,551	54,203,380	62,011,030
Concessions [Member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	83,104,814	72,236,123
Concessions [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(22,991,263)	(18,032,743)
Concessions [Member] | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	60,113,551	54,203,380
Patents, registered trademarks and other rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets	954,315	660,957	890,094
Patents, registered trademarks and other rights | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	2,163,872	1,694,467
Patents, registered trademarks and other rights | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(1,209,557)	(1,033,510)
Patents, registered trademarks and other rights | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	954,315	660,957
Software licenses [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	51,330,113	25,659,247	36,629,420
Software licenses [Member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	200,219,401	160,513,233
Software licenses [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(148,889,288)	(134,853,986)
Software licenses [Member] | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	51,330,113	25,659,247
Intangible assets under development [member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	149,465,477	99,173,455	77,287,560
Intangible assets under development [member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	149,465,477	99,173,455
Intangible assets under development [member] | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	149,465,477	99,173,455
Other Identifiable Intangible Assets [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	8,176,849	6,754,424	$ 6,436,696
Other Identifiable Intangible Assets [Member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	11,045,005	9,594,568
Other Identifiable Intangible Assets [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(2,868,156)	(2,840,144)
Other Identifiable Intangible Assets [Member] | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	8,176,849	6,754,424
Contract Cost
Disclosure Of Intangible Assets [Line Items]
Intangible assets	848,803	232,832
Contract Cost | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	1,373,805	294,920
Contract Cost | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(525,002)	(62,088)
Contract Cost | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	$ 848,803	$ 232,832